Derivative financial instruments (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Current [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Receivable	R$ 28,299	R$ 4,090
Payable	(10,489)	(3,978)
NonCurrent [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Receivable	4,053	1
Payable	(2,145)
Total commodities risk [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Receivable	1,491	596
Payable	(3,570)	(809)
Net balance	(2,079)	(213)
Notional ('000)	(35,800)	(3,530)
Call option (put option)
Total commodities risk [Member] | Current [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Receivable	1,491	596
Payable	(3,570)	(809)
Net balance	(2,079)	(213)
Notional ('000)	(35,800)	(3,530)
Call option (put option)
Total commodities risk [Member] | NonCurrent [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Receivable
Payable
Net balance
Notional ('000)
Call option (put option)
Total commodities risk [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Receivable	10,017	1,397
Payable	(8,996)	(3,141)
Net balance	1,021	(1,744)
Notional ('000)
Call option (put option)	(1,822,021)	(210,585)
Total commodities risk [Member] | Current (bags) [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Receivable		1,382
Payable		(3,141)
Net balance		(1,759)
Notional ('000)
Call option (put option)		(210,910)
Total commodities risk [Member] | Current (heads) [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Receivable		14
Payable
Net balance		14
Notional ('000)
Call option (put option)		660
Total commodities risk [Member] | Non current (bags) [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Receivable		1
Payable
Net balance		1
Notional ('000)
Call option (put option)		(335)
Total interest rate risk [Member] | Current [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Receivable		89
Payable
Net balance		89
Notional ('000)		7,000
Call option (put option)
Total interest rate risk [Member] | NonCurrent [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Receivable
Payable
Net balance
Notional ('000)
Call option (put option)
Total interest rate risk [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Receivable		89
Payable
Net balance		89
Notional ('000)		7,000
Call option (put option)
Daily adjustments Currency [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Receivable
Payable		(15)
Net balance		(15)
Daily adjustments Commodities [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Receivable
Payable		(13)
Net balance		(13)
Total risks [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Receivable	11,562	2,082
Payable	(12,634)	(3,978)
Net balance	(1,072)	(1,896)
Notional ('000)	29,010	3,470
Call option (put option)	(1,822,021)	(210,585)
Margin deposit [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Receivable	20,790	2,009
Payable
Net balance	20,790	2,009
P&L [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Receivable	62,965	62,226
Payable	R$ (68,300)	R$ (44,791)
BM And F [Member] | BM And F [Member] | Currency [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Maturity	October -18	2017-08
Receivable	R$ 1,490	R$ 15
Payable	(2,484)
Net balance	(994)	15
Notional ('000)	(4,800)	2,000
Call option (put option)
NDF [Member] | FC Stone [Member] | Currency [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Maturity		July- 7
Receivable		R$ 423
Payable
Net balance		423
Notional ('000)		(2,000)
Call option (put option)
Options [Member] | FC Stone [Member] | Currency [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Maturity		January-18
Receivable
Payable		(638)
Net balance		(638)
Notional ('000)		(2,500)
Call option (put option)
Accumulator [Member] | Macquarie [Member] | Currency [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Maturity		May-18
Receivable		R$ 4
Payable
Net balance		4
Notional ('000)		(30)
Call option (put option)
Options 1 [Member] | FC Stone [Member] | Currency [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Maturity		June-18
Soybean Futures [Member] | Trading Companies Banks CBOT [Member] | Soybean CBOT [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Maturity		July-17
Receivable		R$ 1,377
Payable		(2,219)
Net balance		(842)
Notional ('000)
Call option (put option)
Soybean Futures 1 [Member] | Trading Companies Banks CBOT [Member] | Soybean CBOT [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Maturity		November-17
Receivable		R$ 5
Payable
Net balance		5
Notional ('000)
Call option (put option)		R$ (24,946)
Soybean Options [Member] | Trading Companies Banks CBOT [Member] | Soybean CBOT [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Maturity	July -18	April-18
Receivable
Payable	(7)	(408)
Net balance	(7)	(408)
Notional ('000)
Call option (put option)	R$ (77,107)	R$ (113,393)
Soybean Options [Member] | Trading Companies Banks CBOT [Member] | Soybean CBOT [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Maturity	October -18	June-18
Receivable
Payable	(1,275)	(514)
Net balance	(1,275)	(514)
Notional ('000)
Call option (put option)	R$ (1,294,946)	R$ (72,571)
Soybean Futures 2 [Member] | Trading Companies Banks CBOT [Member] | Soybean CBOT [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Maturity		July-18
Receivable		R$ 1
Payable
Net balance		1
Notional ('000)
Call option (put option)		R$ (335)
Live Cattle Futures [Member] | BM And F [Member] | Live Cattle BM&F [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Maturity		October-17
Receivable		R$ 14
Payable
Net balance		14
Notional ('000)
Call option (put option)		R$ 660
Pre-DI SWAP [Member] | Itau BBA [Member] | Interest [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Maturity		November-17
Receivable		R$ 89
Payable
Net balance		89
Notional ('000)		7,000
Call option (put option)
Options 1 [Member] | FC Stone [Member] | Currency [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Receivable		154
Payable		(171)
Net balance		(17)
Notional ('000)		(1,000)
Call option (put option)